STOCK-BASED COMPENSATION - Assumptions (Details)	12 Months Ended
	Mar. 31, 2025 shares yr $ / shares	Mar. 31, 2024 shares yr $ / shares
Share-based payment arrangements [Abstract]
Weighted average risk-free interest rate	3.75%	3.52%
Dividend yield	0.00%	0.00%
Weighted average expected volatility	35.00%	36.00%
Weighted average expected life | yr	4,750	4,770
Number of stock options granted: Time-vested (in shares) | shares	241,327	176,112
Weighted average exercise price per option (in dollars per share)	$ 45.37	$ 57.71
Weighted average value per option: Time-vested (in dollars per share)	$ 16.45	$ 20.83